NEW YORK KEYPORT VISTA VARIABLE ANNUITY
GROUP FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
Variable Account A
OF
KEYPORT BENEFIT LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 16, 2002
TO
PROSPECTUS DATED MAY 1, 2002

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This supplement contains information about the Wanger U.S. Small Cap fund.

Effective immediately, Wanger U.S. Small Cap has changed its name to Wanger U.S. Smaller Companies.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

NYV.SUP	05/02